Income Taxes - Components of the Net Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	$ 13,179	$ 10,334
Deferred tax liability	(2,421)	(2,295)
Net deferred tax asset	10,758	8,039
Federal [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	11,316	8,954
Deferred tax liability	(2,010)	(1,905)
State [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	1,863	1,380
Deferred tax liability	$ (411)	$ (390)